As filed with the U.S. Securities and Exchange Commission prior to the commencement of business on December 15, 2015

Securities Act File No. 2-91556

Investment Company Act File No. 811-4052

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 129

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 136
(Check appropriate box or boxes.)

Legg Mason Partners Money Market Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Money Market Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 1, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.]

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Western Asset Prime Obligations Money Market Fund.

Part A (the Prospectus), Part B (the Statement of Additional Information) and Part C of the Registrant’s Registration Statement, filed by the Registrant in Post-Effective Amendment No. 277 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-96408) and Amendment No. 128 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-4052) pursuant to Rule 485(a) on October 1, 2015, (Accession Number 0001193125-15-335065), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to delay the effectiveness of the Registration Statement until January 1, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS MONEY MARKET TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 15th day of December, 2015.

LEGG MASON PARTNERS MONEY MARKET TRUST, on behalf of its series:

Western Asset Prime Obligations Money Market Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 15, 2015.

Signature	Title

/s/ Jane E. Trust Jane E. Trust	President, Principal Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ Jane E. Trust Jane E. Trust

*	Attorney-in-Fact, pursuant to Power of Attorney.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

December 15, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Money Market Trust

(filing relates solely to Western Asset Prime Obligations Money Market Fund)

(File Nos. 2-91556 and 811-4052)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Money Market Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 129 to the registration statement for the Trust (the “Amendment”) relating to its series, Western Asset Prime Obligations Money Market Fund (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely for the purpose of delaying, until January 1, 2016, the effectiveness of Post-Effective Amendment No. 128 to the registration statement for the Fund, which was filed on October 1, 2015 pursuant to Rule 485(a) under the 1933 Act.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz